Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Financial Instruments at Fair Value Based on Valuation Approach Applied to Each Class of Security
The following tables show the Company’s cash and cash equivalents and available-for-sale securities’ adjusted cost, gross unrealized gains, gross unrealized losses and fair value by significant investment category recorded as cash and cash equivalents or long-term investments and other assets, net as of December 31, 2016 (in thousands):

	Adjusted Cost	Unrealized Gains	Unrealized Losses	Fair Value	Cash and Cash Equivalents	Long-Term Investments and Other Assets, net
Cash	$1,191	$—	$—	$1,191	$1,191	$—

Level 1:
Money market funds	42,329	—	—	42,329	42,329	—
Corporate securities	3,007	1,011	—	4,018	—	4,018
Subtotal	45,336	1,011	—	46,347	42,329	4,018

Total	$46,527	$1,011	$—	$47,538	$43,520	$4,018

Components of Long-Term Debt Including Associated Interest Rates and Related Fair Values
Components of long-term debt including the associated interest rates and related fair values (in thousands, except interest rates) are as follows:

Issuance	December 31, 2016		December 31, 2015		Stated Interest Rate
	Face Value	Estimated Fair Value	Face Value	Estimated Fair Value
2019 Notes	$719,465	$743,783	$925,000	$879,906	6.375%
2020 Notes	930,000	946,275	930,000	756,788	8.75%
2022 Notes Private Placement Notes	270,000	280,372	300,000	296,296	8.875%
2022 Notes	600,000	655,140	—	—	7.875%
Total	$2,519,465	$2,625,570	$2,155,000	$1,932,990